Summary of significant accounting policies - Deferred Contract Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Total amortization of contract costs	$ 2.5	$ 1.7	$ 6.7	$ 4.5	$ 6.2	$ 3.4
Impairment losses	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0